Derivative financial instruments and hedge accounting	12 Months Ended
Dec. 31, 2019
Derivative financial instruments and hedge accounting
Derivative financial instruments and hedge accounting

23 Derivative financial instruments and hedge accounting

	December 31, 2019			December 31, 2018
	Fair value	Fair value	Level of Fair	Fair value	Fair value	Level of Fair
(€ million)	asset	liability	value	asset	liability	value
Non-hedging derivatives
Derivatives on exchange rate
- Currency swap	97	43	2	99	46	2
- Interest currency swap	26		2	14	71	2
- Outright	8	5	2	3	5	2
	131	48		116	122
Derivatives on interest rate
- Interest rate swap	13	34	2	18	6	2
	13	34		18	6
Derivatives on commodities
- Future	192	181	1	1,060	1,107	1
- Over the counter	89	58	2	306	284	2
- Other	12		2	1	5	2
	293	239		1,367	1,396
	437	321		1,501	1,524
Trading derivatives
Derivatives on commodities
- Over the counter	2,387	1,953	2	992	1,031	2
- Future	348	313	1	367	263	1
- Options	21	22	2	80	71	2
	2,756	2,288		1,439	1,365
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter	1	596	2	311	196	2
- Future	34	148	1
- Options		2	2	26	15	1
	35	746		337	211
Option embedded in convertible bonds	11	11	2	21	21	2
Gross amount	3,239	3,366		3,298	3,121
Offsetting	(612)	(612)		(1,636)	(1,636)
Net amount	2,627	2,754		1,662	1,485
Of which:
- current	2,573	2,704		1,594	1,445
- non-current	54	50		68	40

Derivative fair values were estimated on the basis of market quotations provided by primary info-provider or, alternatively, appropriate valuation techniques generally adopted in the marketplace.

Fair values of non-hedging derivatives consisted of derivatives that did not meet the formal criteria to be designated as hedges under IFRS.

Fair values of trading derivatives consisted of derivatives entered for trading purposes and proprietary trading.

Fair value of cash flow hedge derivatives related to commodity hedges were entered into by the Gas & Power segment. These derivatives were entered into to hedge variability in future cash flows associated with highly probable future sale transactions of gas or electricity or on already contracted sales due to different indexation mechanisms of supply costs versus selling prices. A similar scheme applies to exchange rate hedging derivatives. The effects of the measurement at fair value of cash flow hedge derivatives are given in note 25 – Shareholders’ equity and in note 29 – Costs. Information on hedged risks and hedging policies is disclosed in note 27 – Guarantees, commitments and risks - Risk factors.

Options embedded in convertible bonds relate to equity-linked cash settled. More information is disclosed in note 18 – Finance debts.

The offsetting of financial derivatives related to the Gas & Power segment.

During 2019, there were no transfers between the different hierarchy levels of fair value.

Hedging derivative instruments are disclosed below:

	December 31, 2019			December 31, 2018
	Nominal		Change in fair	Nominal		Change in fair
	amount of the	Change in fair	value	amount of the	Change in fair	value
	hedging	value	(ineffective	hedging	value	(ineffective
(€ million)	instrument	(effective hedge)	hedge)	instrument	(effective hedge)	hedge)
Cash flow hedge derivatives
Derivatives on commodity
- Over the counter	2,179	(1,357)	(2)	3,528	404	2
- Future	1,245	(61)		71	(6)	(2)
	3,424	(1,418)	(2)	3,599	398

In 2019, the exposure to the exchange rate risk deriving from securities denominated in U.S. dollars included in the strategic liquidity portfolio amounting to €1,902 million was hedged by using, in a fair value hedge relationship, negative exchange differences for €21 million resulting on a portion of bonds denominated in U.S. dollars amounting to €1,844 million.

The breakdown of the underlying asset or liability by type of risk hedged under cash flow hedge is provided below:

	December 31, 2019			December 31, 2018
	Change of the underlying			Change of the underlying
	asset used for the			asset used for the
	calculation of		Reclassification	calculation of		Reclassification
(€ million)	hedging ineffectiveness	CFH reserve	adjustments	hedging ineffectiveness	CFH reserve	adjustments
Cash flow hedge derivatives
Commodity price risk
- Planned sales	1,444	(656)	(739)	(389)	(13)	642
	1,444	(656)	(739)	(389)	(13)	642

Eni’s results of operations are affected by fluctuations in the price of commodities. To that end, Eni enters into commodities derivatives traded on organized markets (like MTF and OTF) and commodities derivatives traded over the counter (swaps, forward, contracts for differences and options on commodities) with underlying commodities being crude oil, gas, refined products, electricity or emission certificates that are not settled through physical delivery of the underlying commodity but are designated as hedging instruments in a cash flow hedge relation.

The existence of a relationship between the hedged item and the hedging derivative is checked at inception to verify eligibility for hedge accounting by observing the offset in changes of the fair values at both the underlying commodity and the derivative. The hedging relationship is also stress-tested against the level of credit risk of the counterparty in the derivative transaction.

The hedge ratio is defined consistently with the Company's risk management objectives, under a defined risk management strategy.

The hedging relationship is discontinued when it ceases to meet the qualifying criteria and the risk management objectives on the basis of which hedge accounting has initially been applied.

More information is reported in note 27 — Guarantees, Commitments and Risks — Financial risks.

Effects recognized in other operating profit (loss)

Other operating profit (loss) related to derivative financial instruments on commodity was as follows:

(€ million)	2019	2018	2017
Net income (loss) on cash flow hedging derivatives	(2)		12
Net income (loss) on other derivatives	289	129	(44)
	287	129	(32)

Net income (loss) on cash flow hedging derivatives related to the ineffective portion of the hedging relationship on commodity derivatives was recognized through profit and loss in the Gas & Power segment.

Net income (loss) on other derivatives included the fair value measurement and settlement of commodity derivatives which could not be elected for hedge accounting under IFRS because they related to net exposure to commodity risk and derivatives for trading purposes and proprietary trading.

Effects recognized in finance income (loss)

Finance income (loss) on derivative financial instruments consisted of the following:

(€ million)	2019	2018	2017
Derivatives on exchange rate	9	(329)	809
Derivatives on interest rate	(23)	22	28
	(14)	(307)	837

Net financial income from derivative financial instruments was recognized in connection with the fair value valuation of certain derivatives which lacked the formal criteria to be treated in accordance with hedge accounting under IFRS, as they were entered into for amounts equal to the net exposure to exchange rate risk and interest rate risk, and as such, they cannot be referred to specific trade or financing transactions. Exchange rate derivatives were entered into in order to manage exposures to foreign currency exchange rates arising from the pricing formulas of commodities in the Gas & Power segment.

Finance income (expense) with related parties is disclosed in note 36 - Transactions with related parties.